Intangible Assets	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15.
INTANGIBLE ASSETS

Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization and any accumulated impairment losses if any. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets not yet available for use that are acquired separately are carried at cost less any subsequent accumulated impairment losses.

As of December 31, 2022, the Company’s intangibles had a total cost of US$14.9 million and accumulated amortization of US$0.1 million, for a net book value totaling US$14.8 million. As of June 30, 2023, the Company’s intangibles had a total cost of US$14.9 million and accumulated amortization of US$0.1 million, for a net book value totaling US$14.8 million. The Company did not record any impairments for either period.